Business Combination (Details) $ / shares in Units, $ in Millions	12 Months Ended
Dec. 31, 2021 USD ($) $ / shares shares
Business Combination (Details) [Line Items]
Consideration payable	$ 1,250.0
Consisting of cash payments	$ 50.0
Deemed value of per share (in Dollars per share) | $ / shares	$ 10
Price per share (in Dollars per share) | $ / shares	$ 20
Redemption shares (in Shares) | shares	809,850
Gross proceeds	$ 619.4
Transaction costs	$ 39.3
Old SomaLogic [Member]
Business Combination (Details) [Line Items]
Additional shares (in Shares) | shares	3,500,125
Gross proceeds	$ 50.0
Old SomaLogic [Member] | Class B Common Stock [Member]
Business Combination (Details) [Line Items]
Number of shares (in Shares) | shares	75,404,883
Redeemable convertible preferred stock (in Shares) | shares	31,485,973
Employees and Directors [Member]
Business Combination (Details) [Line Items]
Additional shares (in Shares) | shares	1,499,875
PIPE Investment [Member]
Business Combination (Details) [Line Items]
Aggregate shares (in Shares) | shares	36,500,000
Purchase price per share (in Dollars per share) | $ / shares	$ 10
PIPE Investment [Member] | Series of Individually Immaterial Asset Acquisitions [Member]
Business Combination (Details) [Line Items]
Aggregate purchase price	$ 365.0
CMLS II [Member]
Business Combination (Details) [Line Items]
Redemption shares (in Shares) | shares	809,850
Aggregate amount	$ 8.1
Consisting amount	$ 254.4
CMLS II [Member] | Series of Individually Immaterial Business Acquisitions [Member]
Business Combination (Details) [Line Items]
Price per share (in Dollars per share) | $ / shares	$ 10
CMLS II [Member] | Series of Individually Immaterial Business Acquisitions [Member] | Class B Common Stock [Member]
Business Combination (Details) [Line Items]
Issued and outstanding shares (in Shares) | shares	6,900,000
PIPE Investors [Member]
Business Combination (Details) [Line Items]
Consisting amount	$ 365.0